Summary of Significant Accounting Policies - Schedule of Equity Securities Without Readily Determinable Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Securities and other investments owned, carrying value	$ 69,991	$ 67,100	$ 64,455
Upward carrying value changes		1,848	100
Downward carrying value changes/impairment		$ (2)	$ (21,395)